Investments Accounted for Using the Equity Method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Investments in joint ventures	€ 214	€ 201
MSP Vaccine Company | MCM Vaccine BV
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in joint venture	100.00%
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in joint venture	31.20%
Investments in joint ventures	€ 69	72
MSP Vaccine Company
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in joint venture	50.00%
Investments in joint ventures	€ 67	44
Other investments
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in joint venture	0.00%
Investments in joint ventures	€ 78	€ 85